SIGNIFICANT ACCOUNTING POLICIES - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Capitalized interest	$ 60	$ 45